Stockholders' Equity (Deficit) - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1.0	$ 1.6	$ 3.0	$ 4.6
Fair Value per share (usd per share)	$ 1.02	$ 3.59	$ 2.12	$ 4.40
2016 Employee Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1.0	$ 1.2	$ 3.0	$ 3.3	$ 3.9	$ 1.0
Fair Value per share (usd per share)	$ 1.02	$ 3.59	$ 2.12	$ 4.40	$ 4.39	$ 24.56
Unrecognized share-based compensation expense	$ 5.0		$ 5.0		$ 7.0
Weighted average grant date fair value, period			1 year 8 months 25 days		2 years 1 month 5 days